TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 2,672,648	$ 2,149,160
Restricted investment funds related to Concesionaria Nueva
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	46,276
Restricted investment funds related to Concesionaria Vial Del Pacífico
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 18,218
Pension and severance funds
Disclosure Of Trading Assets And Liabilities [Line Items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Equity financial instruments
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 2,672,648	2,149,160
Equity financial instruments | Colombian Pesos
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	2,617,012	2,086,138
Equity financial instruments | Colombian Pesos | Corporate stock
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	3,060	4,188
Equity financial instruments | Colombian Pesos | Investment Funds
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	1,162,260	802,941
Equity financial instruments | Colombian Pesos | Pension and severance funds
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	1,451,692	1,279,009
Equity financial instruments | Foreign currency
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	55,636	63,022
Equity financial instruments | Foreign currency | Corporate stock
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	32,733	49,812
Equity financial instruments | Foreign currency | Investment Funds
Disclosure Of Trading Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 22,903	$ 13,210